LEASES - Operating Lease Liabilities Maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 32,688
2021	30,200
2022	27,543
2023	25,838
2024	23,318
Thereafter	221,479
Total	361,066
Less: Interest	169,557
Present value of lease liabilities	191,509
Lease payments for leases signed but not yet commenced	$ 37,300